SUMMARY OF STOCK OPTIONS ACTIVITY (Details) - USD ($)	3 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Share Based Compensation
Number of Options Outstanding, Ending Balance	1,275,000
Weighted Average Exercise Price, Ending Balance	$ 4.0
Number of Options, Granted		1,275,000
Weighted Average Exercise Price, Granted		$ 4.0
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited	(87,500)
Weighted Average Exercise Price, Forfeited
Weighted Average Remaining Contractual Term, Outstanding	9 years 7 months 9 days	9 years 10 months 9 days
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 624,750
Number of Options Outstanding, Ending Balance	1,187,500	1,275,000
Weighted Average Exercise Price, Ending Balance	$ 4.0	$ 4.0
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 1,341,875	$ 624,750
Number of Options Exercisable, Ending Balance	181,250
Weighted Average Exercise Price Exercisable, Ending Balance	$ 4.0
Weighted Average Remaining Contractual Term, Exercisable	9 years 7 months 9 days
Aggregate Intrinsic Value Exercisable, Ending Balance	$ 204,813